Consolidated Statements of Changes In Shareholders' Equity $ in Thousands	CAD ($) shares	Matricis Informatique Inc. CAD ($) shares	Alithya Travercent LLC CAD ($) shares	Askida Inc. CAD ($) shares	Class A Shares CAD ($) shares	Class AA Shares CAD ($) shares	Subordinate Voting Shares CAD ($) shares	Subordinate Voting Shares Matricis Informatique Inc. CAD ($) shares	Subordinate Voting Shares Alithya Travercent LLC USD ($) shares	Subordinate Voting Shares Askida Inc. CAD ($) shares	Multiple Voting Shares CAD ($) shares	Share Capital CAD ($)	Share Capital Matricis Informatique Inc. CAD ($)	Share Capital Alithya Travercent LLC CAD ($)	Share Capital Askida Inc. CAD ($)	Share Capital Class A Shares CAD ($)	Share Capital Class AA Shares CAD ($)	Share Capital Subordinate Voting Shares CAD ($) shares	Share Capital Subordinate Voting Shares Matricis Informatique Inc. CAD ($) shares	Share Capital Subordinate Voting Shares Alithya Travercent LLC CAD ($) shares	Share Capital Subordinate Voting Shares Askida Inc. CAD ($) shares	Share Capital Multiple Voting Shares CAD ($) shares	Deficit CAD ($)	Deficit Class A Shares CAD ($)	Accumulated Other Comprehensive Income (loss) CAD ($)	Contributed Surplus CAD ($)	Contributed Surplus Class A Shares CAD ($)	Contributed Surplus Subordinate Voting Shares CAD ($)
Balance at Mar. 31, 2017	$ 33,368,000											$ 49,384,000											$ (16,738,000)		$ (137,000)	$ 859,000
Balance (in shares) at Mar. 31, 2017 | shares	24,601,490
Net loss	$ (7,224,000)																						(7,224,000)
Cumulative translation adjustment on consolidation of foreign subsidiaries	695,000																								695,000
Comprehensive loss	(6,529,000)																						(7,224,000)		695,000
Share-based compensation	289,000																									289,000
Issuance of Class shares					$ 1,309,000											$ 1,309,000
Issuance of Class shares (in shares) | shares					344,459
Redemption of class A shares and related share redemption premium					$ (541,000)											(576,000)								$ 35,000
Redemption of class A shares and related share redemption premium (in shares) | shares					(143,845)
Issuance of Subordinate Voting Shares from exercise of stock options					$ 4,000											8,000											$ (4,000)
Issuance of Subordinate Voting Shares from exercise of stock options (in shares) | shares					2,500
Share-based compensation on shares vested during the year, issued on business acquisitions	2,701,000											2,701,000
Issuance of shares on business acquisition					$ 1,425,000											1,425,000
Issuance of shares on business acquisition (in shares) | shares					1,146,707
Total contributions by, and distributions to, shareholders	$ 5,187,000											4,867,000											35,000			285,000
Total contributions by, and distributions to, shareholders (in shares) | shares	1,349,821
Balance at Mar. 31, 2018	$ 32,026,000											54,251,000											(23,927,000)		558,000	1,144,000
Balance (in shares) at Mar. 31, 2018 | shares	25,951,311
Net loss	$ (12,475,000)																						(12,475,000)
Cumulative translation adjustment on consolidation of foreign subsidiaries	911,000																								911,000
Comprehensive loss	(11,564,000)																						(12,475,000)		911,000
Share-based compensation	581,000																									581,000
Issuance of Class shares					$ 52,812,000	$ 309,000										52,812,000	$ 309,000
Issuance of Class shares (in shares) | shares					12,191,433	68,615
Redemption of class A shares and related share redemption premium					$ (432,000)											$ (252,000)								$ (180,000)
Redemption of class A shares and related share redemption premium (in shares) | shares					(95,970)
Dividends	(2,531,000)																						(2,531,000)
Issuance of Subordinate Voting Shares from exercise of stock options							$ 244,000											$ 302,000										$ (58,000)
Issuance of Subordinate Voting Shares from exercise of stock options (in shares) | shares							91,739
Exchange of shares of Old Alithya for shares of Alithya	$ (107,927,000)											(107,927,000)
Exchange of shares of Old Alithya for shares of Alithya (in shares) | shares	(38,115,389)
Share-based compensation on shares vested during the year, issued on business acquisitions	$ 1,075,000											1,075,000
Issuance of shares on business acquisition	$ 78,936,000											78,364,000														572,000
Issuance of shares on business acquisition (in shares) | shares	17,458,348
Issuance of Voting Shares							$ 104,412,000				$ 3,515,000							$ 104,412,000				$ 3,515,000
Issuance of Voting Shares (in shares) | shares							30,946,405				7,168,984
Total contributions by, and distributions to, shareholders	$ 130,994,000											132,610,000											(2,711,000)			1,095,000
Total contributions by, and distributions to, shareholders (in shares) | shares	29,714,165
Balance at Mar. 31, 2019	$ 151,456,000											186,861,000											(39,113,000)		1,469,000	2,239,000
Balance (in shares) at Mar. 31, 2019 | shares	55,665,476						48,496,492				7,168,984							48,496,492				7,168,984
Net loss	$ (39,667,000)																						(39,667,000)
Cumulative translation adjustment on consolidation of foreign subsidiaries	4,654,000																								4,654,000
Comprehensive loss	(35,013,000)																						(39,667,000)		4,654,000
Share-based compensation	1,050,000																									1,050,000
Issuance of Subordinate Voting Shares from exercise of stock options							$ 165,000											$ 201,000										(36,000)
Issuance of Subordinate Voting Shares from exercise of stock options (in shares) | shares							53,987											53,987
Share-based compensation on shares vested during the year, issued on business acquisitions	1,868,000											407,000						$ 407,000								1,461,000
Issuance of Subordinate Voting Shares from settlement of DSU							$ 23,000											$ 23,000										$ (23,000)
Issuance of Subordinate Voting Shares from settlement of DSU (in shares) | shares							5,514											5,514
Issuance of shares on business acquisition		$ 1,800,000	$ 3,870,000	$ 2,173,000				$ 1,800,000	$ 3,870	$ 2,172,500			$ 1,800,000	$ 3,870,000	$ 2,173,000				$ 1,800,000	$ 3,870,000	$ 2,173,000
Issuance of shares on business acquisition (in shares) | shares		473,646	1,274,510	600,384				473,646	1,274,510	600,384									473,646	1,274,510	600,384
Total contributions by, and distributions to, shareholders	$ 10,926,000											8,474,000														2,452,000
Total contributions by, and distributions to, shareholders (in shares) | shares	2,408,041
Balance at Mar. 31, 2020	$ 127,369,000											$ 195,335,000											$ (78,780,000)		$ 6,123,000	$ 4,691,000
Balance (in shares) at Mar. 31, 2020 | shares	58,073,517																	50,904,533				7,168,984